Group structure - Summary of fair value of the identifiable assets acquired and liabilities (Details)	Jul. 01, 2023 BRL (R$)	Jan. 31, 2026 BRL (R$)	Dec. 30, 2025 BRL (R$)	Feb. 28, 2025 BRL (R$)	Jan. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Jul. 10, 2023 $ / shares	Jan. 06, 2022 BRL (R$) R$ / shares shares
Banco Modal S.A.
Disclosure of subsidiaries [line items]
Cash on subsidiaries	R$ 770,887,000
Financial Assets At Amortized Cost Accounts Receivable On Subsidiaries	4,274,729,000
Securities on Subsidiaries	765,000
Property and equipment on subsidiaries	39,532,000
Identifiable intangible assets recognised as of acquisition date	67,664,000					R$ 388,277,000
Other assets on subsidiaries	730,342,000
Total assets on subsidiaries	5,883,919,000
Financial liabilities recognised as of acquisition date	4,667,147,000
Other liabilities on subsidiaries	843,814,000
Total Financial liabilities recognized as of acquisition date	5,510,961,000
Total identifiable net assets at fair value on subsidiaries	372,957,000
Total identified assets	761,234,000
Purchase consideration transferred of subsidiaries	2,097,326,000
Fair value of Identified assets	(761,234,000)
Goodwill arising on acquisition of subsidiaries	1,336,092,000								R$ 1,336,092,000
Cash Acquired From Acquisition	770,887,000
Issuance of shares – XP Inc (non-cash)	0
Acquisition of subsidiaries, net cash acquired on subsidiaries	770,887,000
Percentage of voting equity interests acquired									100.00%
Number of Issued shares acquired | shares									704,200,000
Equity interests of issuer (in shares)									18,717,771
Purchase consideration transferred									R$ 2,097,326,000
Additional amount paid for the installment referring to the acquired subsidiary									82,052,000
Equity interests of acquirer									R$ 19,500,000
Business Acquisition per share price | R$ / shares									R$ 112.05
Banco Modal S.A. | Client Portfolios [Member]
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	219,690,000
Banco Modal S.A. | Core Deposits
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	134,407,000					134,407,000
Banco Modal S.A. | Brand names [member]
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	29,869,000					29,869,000
Banco Modal S.A. | Software
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	R$ 4,311,000					4,311,000
Monte Bravo Holding JV S.A. And Blue3 S.A.And Ctrl+e Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Purchase consideration transferred of subsidiaries							R$ 784,743,000
Goodwill arising on acquisition of subsidiaries							487,671,000
Amount paid for the acquision of the subsidiary to date		R$ 37,033,000			R$ 37,033,000	669,521,000	R$ 45,000,000
Accounts payable for the acquision of the subsidiary to date						74,066,000
XPAC Acquisition Corp.
Disclosure of subsidiaries [line items]
Business Acquisition per share price | $ / shares								$ 250
XPAC Acquisition Corp. | Class A ordinary Shares
Disclosure of subsidiaries [line items]
Equity interests of issuer (in shares)								4,261,485,000
XPAC Acquisition Corp. | Class B Common Shares
Disclosure of subsidiaries [line items]
Equity interests of issuer (in shares)								4,400,283
XPAC Acquisition Corp. | Private placement warrants
Disclosure of subsidiaries [line items]
Equity interests of issuer (in shares)								4,261,485,000
IFAs [Member]
Disclosure of subsidiaries [line items]
Purchase consideration transferred of subsidiaries						414,503,000
Goodwill arising on acquisition of subsidiaries						326,735,000
Amount paid for the acquision of the subsidiary to date			R$ 35,520,000	R$ 26,805,000		225,766,000
Accounts payable for the acquision of the subsidiary to date						62,325,000
Private issuance of XP Inc Class A shares for the acquisition of the subsidiary						106,412,000
Contingent consideration for the acquision of the subsidiary to date						R$ 20,000,000